EMPLOYEE BENEFIT PLANS (Expected Pension Contributions For Next Year) (Detail) (Scenario, Forecast [Member], Pension Plan, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2015
Scenario, Forecast [Member] | Pension Plan, Defined Benefit [Member]
Funded Status And Amount Recognized In Balance Sheet And Statement Of Operations [Line items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 23